Accounts receivable, net - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 79,975		¥ 86,543
Less: credit loss provision	(15,717)		(2,303)	¥ (2,296)	¥ (4,449)
Accounts receivable, net	¥ 64,258	$ 9,051	¥ 84,240